Taxation - Summary of Operating Loss Carry Forward (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 112,248	¥ 72,988
Loss expiring in 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	7,626
Loss expiring in 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,620
Loss expiring in 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	18,949
Loss expiring in 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	22,150
Loss expiring in 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	64,533
Loss expiring in 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	15,141
Loss expiring in 2028
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	47,863
Loss expiring in 2029
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	156,879
Loss expiring in 2030
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	156,066
Loss expiring in 2031
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	207,664
Operating loss carry forwards
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 702,491